3. Equipment and Leasehold Improvements (Details Narrative) - CAD	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Amortization expense	CAD 4,440	CAD 4,840	CAD 8,878	CAD 8,676	CAD 20,338	CAD 6,737